Employee Severance Benefits - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Restructuring Cost and Reserve [Line Items]
Employee severance benefits	$ 195
Discontinued Operations
Restructuring Cost and Reserve [Line Items]
Employee severance benefits	92
General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Employee severance benefits	$ 103